Subsequent Events (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Condensed Consolidated Balance Sheet Data:
Cash	$ 5,102	$ 562	$ 7,333
Total current assets	33,555	26,045	29,071
Total assets	75,020	72,429	67,261
Total current liabilities	5,489	9,618	16,036
Total non-current liabilities		15,874
Stockholder's equity (deficit)
Common stock	17	1	1
Additional paid-in capital	105,256	4,392	4,719
Accumulated deficit	(36,698)	(38,829)	(34,868)
Total stockholders' deficit	68,575	(34,436)	(30,148)	(38,173)	(41,619)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	75,020	72,429	67,261
Convertible Preferred Stock
Condensed Consolidated Balance Sheet Data:
Convertible preferred stock		81,373	81,373
Pro Forma
Condensed Consolidated Balance Sheet Data:
Cash		562
Total current assets		26,045
Total assets		67,086
Total current liabilities		8,318
Total non-current liabilities		3,573
Stockholder's equity (deficit)
Common stock		17
Additional paid-in capital		94,007
Accumulated deficit		(38,829)
Total stockholders' deficit		55,195
Total liabilities, convertible preferred stock and stockholders' equity (deficit)		67,086
Pro Forma | Convertible Preferred Stock
Condensed Consolidated Balance Sheet Data:
Convertible preferred stock